UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	1110 West Lake Cook Road, Suite 372
		Buffalo Grove, Illinois 60089

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	President
Phone:	(847) 537-7400

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Buffalo Grove, IL	August 11, 2004
-----------------------	------------------	-----------------
	[Signature]	[City, State]				[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		 0
						---

Form 13F Information Table Entry Total:	         43
						----

Form 13F Information Table Value Total:	         $292,052
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole  Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AETNA US HEALTHCARE INC COM		00817y108	11173		131450	SH		Sole				116850       	 14600
AMERADA HESS CORP	COM		023551104	2938		37100	SH		Sole				11000	     	 26100
AON CORP		COM		037389103	13754		483104	SH		Sole				370424	     	 112680
BAXTER INTL INC 	COM		071813109	932		27000	SH		Sole				14300	     	 12700
BLOCK H R INC		COM		093671105	13152		275841	SH		Sole				218151	     	 57690
CAPITAL ONE FINANCIAL 	COM		14040h105	14193		207564	SH		Sole				161964	     	 45600
CENDANT CORP		COM		151313103	15210		621316	SH		Sole				487716        	 133600
CHUBB CORP		COM		171232101	12404		181933	SH		Sole				140033	     	 41900
COMCAST CORP NEW CL A	COM		20030n101	12318		438369	SH		Sole				353629	     	 84740
COMCAST CORP NEW CL A 	COM		20030n200	237		8600	SH		Sole				2300	     	 6300
CONOCOPHILLIPS		COM		20825C104	992		13000	SH		Sole				7500	     	 5500
CVS CORP DEL		COM		126650100	13131		312500	SH		Sole				235510	     	 76990
D R HORTON INC		COM		23331a109	1498		52750	SH		Sole				35450	     	 17300
DEL MONTE FOODS CO	COM		24522P103	9587		943600	SH		Sole				713200           230400
DOUBLECLICK INC		COM		258609304	85		10928	SH		Sole				10928
EASTMAN KODAK CO	COM		277461109	982		36400	SH		Sole				20400	     	 16000
FEDERAL HOME LN MTG CP	COM		313400301	994		15700	SH		Sole				8900	     	 6800
FEDERAL NATL MTG ASSN	COM		313586109	13979		195899	SH		Sole				157119	     	 38780
GALLAGHER ARTHUR J &CO	COM		363576109	9951		326791	SH		Sole				252613	     	 74178
GENZYME CORP GENL   	COM		372917104	444		9378	SH		Sole				9378
HCA INC			COM		404119109	11398		274046	SH		Sole				241446	       	 32600
IAC/INTERACTIVECORP	COM		44919p102	548		18170	SH		Sole				18170
ISHARES RUSSELL 2000 	COM		464287655	1333		11300	SH		Sole				11300
L-3 COMMUNICATIONS HLDG COM		502424104	11039		165250	SH		Sole				126250	     	 39000
LABORATORY AMER HLDGS 	COM		50540R409	242		6100	SH		Sole				6100
LIBERTY MEDIA CORP 	COM		530718105	9520		1058981	SH		Sole				816739  	 242242
LIBERTY MEDIA INTL 	COM		530719103	1883		50765	SH		Sole				40498	     	 10267
LIFEPOINT HOSPS INC	COM		53219l109	261		7000	SH		Sole				7000
MGIC INVST CORP WIS COM	COM		552848103	13803		181951	SH		Sole				136251	     	 45700
OMNICARE INC COM	COM		681904108	9866		230472	SH		Sole				201472	       	 29000
PEPSI BOTTLING GROUPINC	COM		713409100	12251		401150	SH		Sole				299650        	 101500
QUALCOMM INC		COM		747525103	599		8211	SH		Sole				8211
QUEST DIAGNOSTICS INC	COM		74834L100	10531		123969	SH		Sole				109869	     	 14100
S&P 500 DEPOSITORY RECT COM		78462f103	298		2600	SH		Sole				2600
SAFECO CORP		COM		786429100	1324		30100	SH		Sole				17900	     	 12200
TRIAD HOSPS INC		COM		89579k109	10622		285320	SH		Sole				251420	     	 33900
TRIARC CO INC		COM		895927101	190		18402	SH		Sole				18402
TYCO INTL LTD NEW   	COM		902124106	12800		386236	SH		Sole				310392	     	 75844
UTSTARCOM INC COM	COM		918076100	667		22050	SH		Sole				22050
VERISIGN INC		COM		92343e102	653		32812	SH		Sole				32812
WASHINGTON MUTUAL INC	COM		939322103	13578		351407	SH		Sole				280607	    	 70800
XEROX CORP		COM		984121103	12252		844979	SH		Sole				656379         	 188600
XL CAPITAL CORP		COM		G98255105	8440		111850	SH		Sole				88850	     	 23000